Shareholder Fees {- FundsManager 85% Portfolio}	Apr. 30, 2022 USD ($)
02.28 VIP FundsManager Funds Investor Combo PRO-12 | FundsManager 85% Portfolio
Shareholder Fees:
(fees paid directly from your investment)